Average Annual Total Returns{- Fidelity® Value Discovery Fund} - 07.31 Fidelity Value Discovery Fund K PRO-07 - Fidelity® Value Discovery Fund	Fidelity Value Discovery Fund-Class K Return Before Taxes Past 1 year	Fidelity Value Discovery Fund-Class K Return Before Taxes Past 5 years	Fidelity Value Discovery Fund-Class K Return Before Taxes Past 10 years	RS008 Past 1 year	RS008 Past 5 years	RS008 Past 10 years
Total	7.86%	9.53%	10.61%	2.87%	9.74%	10.36%